Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities

10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
Trade accounts payable and accrued liabilities	$147.6	$137.6
Royalties payable	2.2	3.0
Derivative liabilities (note 18)	4.2	—
Share-based compensation liability	18.3	13.1
Current portion of decommissioning liability	8.5	3.3
Current portion of equipment financing obligations	0.4	0.4
	$181.2	$157.4